Consolidated Statements Of Cash Flows	12 Months Ended
Aug. 31, 2018
Statement of cash flows [abstract]
Consolidated Statements Of Cash Flows

30. CONSOLIDATED STATEMENTS OF CASH FLOWS

Additional disclosures with respect to the Consolidated Statements of Cash Flows are as follows:

(i) Funds flow from continuing operations

	2018	2017
	$	$
Net income from continuing operations	66	557
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,015	946
Deferred income tax expense	6	39
Share-based compensation	3	3
Defined benefit pension plans	11	8
Accretion of long-term liabilities and provisions	(5)	(1)
Equity (income) loss of an associate or joint venture	200	(73)
Provision for investment loss	–	82
Other	(37)	(31)
Funds flow from continuing operations	1,259	1,530

(ii) Interest and income taxes paid and interest received and classified as operating activities are as follows:

	2018	2017
	$	$
Interest paid	239	271
Income taxes paid (net of refunds)	155	220
Interest received	4	3

(iii) Non-cash transactions

The Consolidated Statements of Cash Flows exclude the following non-cash transactions:

	2018	2017
	$	$
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan [note 20]	211	198